Deferred Tax Assets and Liabilities	12 Months Ended
Jun. 30, 2022
Income Taxes [Abstract]
Deferred Tax Assets and Liabilities	Tax On Profit On Ordinary Activities
Analysis of charge / (credit) in the year

	2022 £’000	2021 £’000 (Restated) (1)	2020 £’000 (Restated) (1)
U.K. corporation tax based on the results for the year ended 30 June 2022 at 19% (2021 : 19%, 2020: 19%)	£7,970	£3,628	£1,088
Overseas tax	11,859	10,276	4,953
Adjustment in respect of prior periods	751	20	(788)
Current Tax	20,580	13,924	5,253
Deferred Tax	(1,294)	(3,006)	(1,880)
Total tax	£19,286	£10,918	£3,373
(1) Restated to include the effect of IFRIC agenda decision on cloud configuration and customisation costs (refer to note 3C for details) and making separate disclosure for the current tax adjustment in respect of prior periods.
The U.K. Corporation rate throughout the period was 19% (2021 : 19%).
A reduction in the UK corporation tax rate from 19% to 17% (effective 1 April 2020) was substantively enacted on 6 September 2016. The March 2020 Budget announced that a rate of 19% would continue to apply with effect from 1 April 2020, and this change was substantively enacted on 17 March 2020. An increase in the UK corporation rate from 19% to 25% (effective 1 April 2023) was substantively enacted on 24 May 2021. This will increase the Group’s future tax charge accordingly. The deferred tax balance as of 30 June 2022 (and 30 June 2021) has been calculated based on the substantively enacted rates at that date, reflecting the expected timing of reversal of the related temporary differences.
Reconciliation of the tax rate on group profits

	2022		2021 (Restated) (1)		2020 (Restated) (1)
	£’000	%	£’000	%	£’000	%
Profit on ordinary activities before taxation	£102,379		£54,368		£23,364
Profit on ordinary activities at U.K. statutory rate	19,452	19.0	10,330	19.0	4,439	19.0
Differences in overseas tax rates	(2,467)	(2.4)	(1,150)	(2.1)	(912)	(3.9)
Impact of share-based compensation	1,223	1.2	897	1.5	400	1.7
Utilisation of previously unrecognised tax losses	—	—	—	—	(97)	(0.4)
Nontaxable gain on sale of subsidiary	—	—	—	—	(421)	(1.8)
Other permanent differences	(1,359)	(1.3)	201	0.4	69	0.3
Adjustments related to prior periods	(502)	(0.5)	(300)	(0.6)	(221)	(0.9)
Tax on unremitted earnings/withholding tax on dividends	2,876	2.8	852	1.6	399	1.7
Impact of rate change on deferred tax	63	0.1	88	0.2	(283)	(1.2)
Total	£19,286	18.8%	£10,918	20.1%	£3,373	14.4%
(1) Restated to include the effect of IFRIC agenda decision on cloud configuration and customisation costs (refer to note 3C for details).
The other permanent differences of £1.4 million as at 30 June 2022 (30 June 2021: £0.2 million) are mainly related to certain expenses that are not expected to be tax deductible in any jurisdiction net of tax credits.
Tax on items charged to equity and statement of comprehensive income

	2022 £’000	2021 £’000	2020 £’000
Deferred tax - share-based compensation	£5,101	£(3,270)	£(1,015)
Current tax - share-based compensation	(8,290)	(6,639)	(2,821)
Total credit to equity and statement of comprehensive income	£(3,189)	£(9,909)	£(3,836)
Unremitted Earnings
The aggregate amount of unremitted profits at 30 June 2022 was approximately £108.0 million (2021: £71.4 million). The movement during the year reflects profits made in various territories outside of the United Kingdom and repatriation of such profits through various dividend payments to Endava plc. U.K. legislation relating to company distributions provides for exemption from tax for most repatriated profits. Deferred taxation of £4.4 million has been provided on these profits as at 30 June 2022 (2021: £2.1 million) and there are no temporary differences associated with investments in subsidiaries for which deferred tax liabilities have not been recognised.
Deferred Tax Assets and Liabilities
Deferred taxes arising from temporary differences and unused tax losses are summarised as follows:

Deferred tax 2022	At 1 July 2021 £’000 (Restated) (1)	Exchange Adjustments £’000	Credit / (Charge) to Profit and Loss £’000	Acquisition £’000	Credit to Equity £’000	At 30 June 2022 £’000
Accelerated capital allowances	£595	£—	£(161)	£—	£—	£434
Tax losses	2,987	355	285	—	—	3,627
Share-based compensation	13,143	—	1,802	—	(5,101)	9,844
Intangible assets	(6,824)	(30)	1,136	(290)	—	(6,008)
Other temporary differences	55	208	(1,768)	—	—	(1,505)
Total	£9,956	£533	£1,294	£(290)	£(5,101)	£6,392

Deferred tax 2021 (Restated 1)	At 1 July 2020 £’000	Exchange Adjustments £’000	Credit / (Charge) to Profit and Loss £’000	Acquisition £’000	Credit to Equity £’000	At 30 June 2021 £’000 (Restated) (1)
Accelerated capital allowances	£1,365	£—	£(770)	£—	£—	£595
Tax losses	899	(86)	2,174	—	—	2,987
Share-based compensation	8,885	—	988	—	3,270	13,143
Intangible assets	(2,920)	221	915	(5,040)	—	(6,824)
Other temporary differences	660	(43)	(301)	(261)	—	55
Total	£8,889	£92	£3,006	£(5,301)	£3,270	£9,956
(1) Restated to include the effects of IFRIC agenda decision on cloud configuration and customisation costs and to include the effect of revisions arising from provisional to final acquisition accounting for Five and Levvel (refer to note 3C for details).
All deferred tax movements arise from the origination and reversal of temporary differences. Deferred tax assets are recognised to the extent it is probable that taxable profits will be generated against which those assets can be utilised.
After offsetting deferred tax assets and liabilities where appropriate within territories, the net deferred tax comprises:

	2022 £’000	2021 £’000 (Restated) (1)
Deferred tax assets	17,218	20,080
Deferred tax liabilities	(10,826)	(10,124)
Net deferred tax	6,392	9,956
(1) Restated to include the effects of IFRIC agenda decision on cloud configuration and customisation costs and to include the effect of revisions arising from provisional to final acquisition accounting for Five and Levvel (refer to note 3C for details).